Loans and Allowance for Credit Losses (Loans by Domicile and Industry of Borrower Segment Classification) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019	Mar. 31, 2018
Loans and Leases Receivable Disclosure [Line Items]
Unearned income, unamortized premiums-net and deferred loan fees-net		¥ (304,588)	¥ (294,656)
Total Loans, net	[1]	116,883,941	117,035,895
Loans held for sale		291,794	226,923
Domestic [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		65,156,790	65,696,342
Domestic [Member] | Manufacturing [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		11,153,996	10,876,625
Domestic [Member] | Construction [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		717,664	781,262
Domestic [Member] | Real Estate [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		11,706,419	11,763,769
Domestic [Member] | Services [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		2,653,191	2,689,086
Domestic [Member] | Wholesale and Retail [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		7,643,397	7,989,080
Domestic [Member] | Banks and Other Financial Institutions [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans	[2]	5,213,020	4,818,364
Domestic [Member] | Communication and Information Services [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		1,510,596	1,551,533
Domestic [Member] | Other Industries [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		8,756,483	8,939,291
Domestic [Member] | Consumer [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		15,802,024	16,287,332
Foreign [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		52,031,739	51,634,209
Total Loans, net		51,678,674	51,339,696
Foreign [Member] | Governments and Official Institutions [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		841,695	920,538
Foreign [Member] | Banks and Other Financial Institutions [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans	[2]	11,641,373	12,851,570
Foreign [Member] | Commercial and Industrial [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		31,951,169	30,591,173
Foreign [Member] | Other [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		¥ 7,597,502	¥ 7,270,928

[1]	The above table includes loans held for sale of ¥226,923 million and ¥291,794 million at March 31, 2018 and 2019, respectively.
[2]	Loans to so-called "non-bank finance companies" are generally included in the "Banks and other financial institutions" category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.